SEGMENT AND GEOGRAPHIC INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2015 CNY (¥)
Segment net revenues
Revenues	$ 59,147	¥ 376,250	¥ 414,891	¥ 481,694
Segment operating income(loss)
Operating Income (Loss)	211	1,340	(24,479)	18,163
Segment identifiable assets:
Assets	154,972		1,064,870		¥ 985,829
Segment depreciation and amortization
Depreciation, Depletion and Amortization	$ 4,802	30,547	28,524	28,164
Segment capital expenditure to long-lived assets
Capital Expenditure To Long Lived Assets		20,531	22,615	67,603
Operating Segments [Member]
Segment net revenues
Revenues		379,507	418,141	491,773
Segment operating income(loss)
Operating Income (Loss)		12,208	(13,637)	30,690
Segment identifiable assets:
Assets			1,186,316		1,103,311
Operating Segments [Member] | Seed Production & Distribution [Member]
Segment net revenues
Revenues		376,250	414,891	481,694
Segment operating income(loss)
Operating Income (Loss)		38,709	10,691	51,831
Segment identifiable assets:
Assets			981,896		916,088
Segment depreciation and amortization
Depreciation, Depletion and Amortization		29,668	27,567	27,206
Segment capital expenditure to long-lived assets
Capital Expenditure To Long Lived Assets		20,531	22,615	66,348
Operating Segments [Member] | Biotech & Product Development [Member]
Segment net revenues
Revenues		3,257	3,250	10,079
Segment operating income(loss)
Operating Income (Loss)		(26,501)	(24,328)	(21,141)
Segment identifiable assets:
Assets			204,420		187,223
Segment depreciation and amortization
Depreciation, Depletion and Amortization		879	957	958
Segment capital expenditure to long-lived assets
Capital Expenditure To Long Lived Assets		0	0	1,255
Intersegment Eliminations [Member]
Segment net revenues
Revenues		(3,257)	(3,250)	(10,079)
Segment identifiable assets:
Assets			(121,446)		¥ (117,482)
Less: Unallocated corporate operating expenses, net [Member]
Segment operating income(loss)
Operating Income (Loss)		¥ 10,868	¥ 10,842	¥ 12,527